Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 8,926,101
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	8,514,301
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	26,757,195
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	26,149,466
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	11,145,045
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	10,799,484
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,347,842
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	1,020,480
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	13,071,230
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	55,331,553
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	61,247,413
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	101,815,284
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(29,716,386)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(35,545,964)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	31,531,027
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 66,269,320